Schedule of Inventories (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials		$ 278,947	$ 80,909
Work-in-process		39,192	13,171
Finished goods		2,100
Total inventories	$ 381,952	$ 320,239	$ 94,080